Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection A
ct and
Item 402(v) of Regulation
S-K,
the Company is providing information about the relationship between executive compensation actually paid to Mr. Hunt, who is the Principal Executive Officer (“PEO”), and the other NEOs (as calculated in accordance with 402(v) of Regulation
S-K)
and certain financial performance measures. For additional information on the Company’s compensation programs and philosophy and how the Company designs its compensation programs to align pay with performance, see the section titled
“Compensation Discussion and Analysis – Compensation Objectives”
on page 38.
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation on Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)		Average Compensation Actually Paid to Non-PEO NEOs ($) (2)		Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (5)	Adjusted Revenue ($) (6)

2022	7,713,930	(14,037,928)	2,030,204	(7)	373,690	(7)	183	111	185,958,784	823,421,806

2021	7,765,070	28,761,887	1,903,210	(7)	3,095,727	(7)	286	125	128,290,831	666,832,455

2020	5,066,061	36,587,864	1,660,855	(8)	4,883,849	(8)	207	126	59,925,688	360,009,590

(1)
The amounts reported represent the “compensation actually paid” to Mr. Hunt, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to Mr. Hunt in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for Mr. Hunt in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)

2022	7,713,930	(6,123,490)	(15,628,368)	(14,037,928)

2021	7,765,070	(5,663,515)	26,660,332	28,761,887

2020	5,066,061	(3,957,311)	35,479,114	36,587,864

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	5,089,051	(16,700,137)	—	(4,017,282)	—	—	(15,628,368)

2021	5,871,874	18,454,854	—	2,333,604	—	—	26,660,332

2020	8,611,644	27,291,322	—	(423,852)	—	—	35,479,114

(2)
The amounts reported represent the average “compensation actually paid” to the NEOs other than Mr. Hunt as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding Mr. Hunt) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	2,030,204	(1,293,539)	(362,975)	373,690

2021	1,903,210	(1,158,499)	2,351,016	3,095,727

2020	1,660,855	(991,336)	4,214,330	4,883,849

(a)	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)	The amounts deducted or added in calculating for equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	972,047	(895,955)	—	(426,369)	(12,698)	—	(362,975)

2021	1,240,869	923,948	—	186,199	—	—	2,351,016

2020	2,164,711	1,959,514	—	90,105	—	—	4,214,330

(3)
Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)	Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(6)
Adjusted revenue is defined as the Company’s total consolidated revenue as reported under U.S. GAAP adjusted to reflect the impact of acquisitions. In 2022, there was a $21.9 million favorable impact on total as-reported
consolidated revenue of $801.5 million related to the change in foreign exchange rates. In 2021, the total as-reported
consolidated revenue of $670.5 million was adjusted (decreased) by $3.7 million, resulting in adjusted revenue of $666.8 million. In 2020, the as-reported
consolidated revenue of $366.3 million was adjusted (decreased) by $6.3 million, resulting in adjusted revenue of $360.0 million. While the Company considers numerous financial and non-financial
performance measures for the purpose of evaluating and determining executive compensation, the Company considers adjusted revenue, which is one of the Corporate Objectives (along with adjusted EPS) used to determine annual cash incentive compensation paid to the NEOs for fiscal year 2022, to be the most important financial performance measure used to link compensation actually paid to Company performance for fiscal year 2022.

(7)	Non-PEO NEOs for 2021 and 2022 include Mr. Snodgres, Mr. Bylund, Ms. Gebski and Mr. Kuriyel.

(8)	Non-PEO NEOs for 2020 include Mr. Snodgres and Mr. Kuriyel.

Company Selected Measure Name	Adjusted revenue
Named Executive Officers, Footnote [Text Block]	Non-PEO NEOs for 2021 and 2022 include Mr. Snodgres, Mr. Bylund, Ms. Gebski and Mr. Kuriyel.	Non-PEO NEOs for 2021 and 2022 include Mr. Snodgres, Mr. Bylund, Ms. Gebski and Mr. Kuriyel.	Non-PEO NEOs for 2020 include Mr. Snodgres and Mr. Kuriyel.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index, a published industry index.
PEO Total Compensation Amount	$ 7,713,930	$ 7,765,070	$ 5,066,061
PEO Actually Paid Compensation Amount	$ (14,037,928)	28,761,887	36,587,864
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The amounts reported represent the “compensation actually paid” to Mr. Hunt, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to Mr. Hunt in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for Mr. Hunt in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)

2022	7,713,930	(6,123,490)	(15,628,368)	(14,037,928)

2021	7,765,070	(5,663,515)	26,660,332	28,761,887

2020	5,066,061	(3,957,311)	35,479,114	36,587,864

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	5,089,051	(16,700,137)	—	(4,017,282)	—	—	(15,628,368)

2021	5,871,874	18,454,854	—	2,333,604	—	—	26,660,332

2020	8,611,644	27,291,322	—	(423,852)	—	—	35,479,114

Non-PEO NEO Average Total Compensation Amount	$ 2,030,204	1,903,210	1,660,855
Non-PEO NEO Average Compensation Actually Paid Amount	$ 373,690	3,095,727	4,883,849
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The amounts reported represent the average “compensation actually paid” to the NEOs other than Mr. Hunt as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding Mr. Hunt) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	2,030,204	(1,293,539)	(362,975)	373,690

2021	1,903,210	(1,158,499)	2,351,016	3,095,727

2020	1,660,855	(991,336)	4,214,330	4,883,849

(a)	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)	The amounts deducted or added in calculating for equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2022	972,047	(895,955)	—	(426,369)	(12,698)	—	(362,975)

2021	1,240,869	923,948	—	186,199	—	—	2,351,016

2020	2,164,711	1,959,514	—	90,105	—	—	4,214,330

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
The graph below describes the relationship between compensation actually paid to Mr. Hunt and the average compensation actually paid to the Company’s other NEOs to the Company’s TSR over the three-year period from December 31, 2019 to December 31, 2022, assuming an initial investment of $100 on December 31, 2019. As the graph shows, this relationship is generally aligned in large part because a significant portion of the compensation actually paid to the Company’s NEOs is in the form of equity awards, the value of which is impacted by the stock price changes.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The graph below shows the relationship between compensation actually paid to Mr. Hunt and the average compensation actually paid to the Company’s other NEOs to the Company’s net income for the three years presented in the Pay Versus Performance Table. The Company does not use net income as a performance measure in its executive compensation program:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted Revenue
The graph below shows the relationship between compensation actually paid to Mr. Hunt and the average
compensation actually paid to the Company’s other NEOs to the Company’s adjusted revenue for the three years presented in the Pay Versus Performance Table. As described above, adjusted revenue is defined as the Company’s total consolidated revenue as reported under U.S. GAAP, adjusted to reflect the impact of acquisitions. While the Company uses numerous financial and non-financial
performance measures in its compensation programs, the Company has determined that adjusted revenue is the most important performance measure used to link compensation actually paid to the Company’s NEOs for fiscal year 2022 to Company performance. The Company uses adjusted revenue (along with adjusted EPS, both of which are weighted equally) as one of the Corporate Objectives in the Company’s short-term incentive compensation program:

Total Shareholder Return Vs Peer Group [Text Block]	Total Shareholder Return The graph below describes the relationship between Repligen Corporation’s (Nasdaq:RGEN) TSR and the TSR for the Nasdaq Biotechnology index:
Tabular List [Table Text Block]
Tabular List of Performance Measures
The following table includes financial performance measures that the Company has determined are its most
important financial performance measures for 2022 and how they were used in relation to executive compensation:

Financial Measure	Application in Most Recently Completed Fiscal Year’s Compensation

Adjusted revenue	Annual Cash Incentive Compensation – Corporate Objectives

Adjusted EPS	Annual Cash Incentive Compensation – Corporate Objectives

Adjusted ROIC	Long-term Incentive Plan – PSU Portion (3-year goal)

Base Organic Growth	Long-term Incentive Plan – PSU Portion (3-year goal)

Total Shareholder Return Amount	$ 183	286	207
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ 185,958,784	$ 128,290,831	$ 59,925,688
Company Selected Measure Amount	823,421,806	666,832,455	360,009,590
PEO Name	Mr. Hunt	Mr. Hunt	Mr. Hunt
Additional 402(v) Disclosure [Text Block]
Description of Relationship Between Compensation Actually Paid and Selected Performance Metrics
As described above in the section titled
“Compensation and Discussion Analysis – Compensation Objectives”
on page 38, the Company’s compensation program is designed to attract and retain high-performing talent in the bioprocessing industry, motivate the Company’s executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay Versus Performance Table above. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation
S-K,
is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation. In addition, the Board and the Compensation Committee do not use TSR or net income as performance measures when making pay compensation decisions. In accordance with Item 402(v) of Regulation
S-K,
	the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay Versus Performance Table.
Total Company Selected Measure Amount		670,500,000	366,300,000
Company Selected Measure Amount Adjusted (Decreased)		3,700,000	6,300,000
Impact on Consolidated Revenue	21,900,000
Total Company Selected Measure Amount Related to Change in Foreign Exchange Rate	801,500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Base Organic Growth
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,123,490)	$ (5,663,515)	$ (3,957,311)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,628,368)	26,660,332	35,479,114
Fair Value of Equity Awards	5,089,051	5,871,874	8,611,644
Change in Fair Value of Outstanding and Unvested Equity Awards	(16,700,137)	18,454,854	27,291,322
Fair Value Equity Awards Granted and Vested	0	0	0
Change in Fair Value of Equity Awards Granted, Vested	(4,017,282)	2,333,604	(423,852)
Fair Value of Equity Awards that Failed to Meet Vesting Conditions	0	0	0
Value of Dividends or Other Earnings Paid on Stock or Option Awards	0	0	0
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,293,539)	(1,158,499)	(991,336)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(362,975)	2,351,016	4,214,330
Fair Value of Equity Awards	972,047	1,240,869	2,164,711
Change in Fair Value of Outstanding and Unvested Equity Awards	(895,955)	923,948	1,959,514
Fair Value Equity Awards Granted and Vested	0	0	0
Change in Fair Value of Equity Awards Granted, Vested	(426,369)	186,199	90,105
Fair Value of Equity Awards that Failed to Meet Vesting Conditions	(12,698)	0	0
Value of Dividends or Other Earnings Paid on Stock or Option Awards	$ 0	$ 0	$ 0